February 21, 2017

Kellner Merger Fund

Investor Class	GAKAX
Institutional Class	GAKIX

Kellner Event Fund

Investor Class	KEFAX
Institutional Class	KEFIX

Each Fund is a series of Advisors Series Trust (the “Trust”)

Supplement to the Prospectus dated April 29, 2016

Effective immediately, in the “Shareholder Information” section of the Prospectus, the below sub-section is added to page 34, following the “Exchange Privilege” sub-section. Any reference to share classes having no conversion rights is hereby deleted.

“Conversion Feature
If consistent with your financial intermediary’s program, Investor Class shares of a Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Institutional Class shares of the same Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Funds.   Please contact your financial intermediary about any fees that it may charge.  A conversion from Investor Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.”

*   *   *   *   *

Please retain this Supplement with your Prospectus for future reference.

February 21, 2017

Kellner Merger Fund

Investor Class	GAKAX
Institutional Class	GAKIX

Kellner Event Fund

Investor Class	KEFAX
Institutional Class	KEFIX

Each Fund is a series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated April 29, 2016

Effective immediately, the following sub-section is added to page B-45 of the SAI, as the last sub-section in the “Additional Purchase and Redemption Information” section and any reference to share classes having no conversion rights is hereby deleted:

“Conversion Feature
If consistent with your financial intermediary’s program, Investor Class shares of a Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Institutional Class shares of the same Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Funds.   Please contact your financial intermediary about any fees that it may charge.  A conversion from Investor Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.”

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.